Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (27,002,000)	$ (21,055,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	163,000	226,000
Amortization of right of use asset	349,000	318,000
Amortization of discount on debt issued	4,525,000	2,389,000
Derivative loss	7,040,000	4,291,000
Change in fair values of senior secured note and warrant liabilities	(1,017,000)	0
Financing charges from issuance of senior secured note	2,294,000	(0)
Provision for excess and obsolete inventory	423,000	108,000
Stock-based compensation	754,000	886,000
Changes in operating assets and liabilities:
Accounts receivable	(120,000)	116,000
Inventories	390,000	(1,330,000)
Prepaid expenses and other assets	(250,000)	(72,000)
Accounts payable	(3,211,000)	2,210,000
Accrued expenses and other liabilities	361,000	350,000
Operating lease obligation	(372,000)	(311,000)
Net cash used in operating activities	(15,673,000)	(11,874,000)
Cash flows from investing activities:		0
Cash flows from financing activities:
Proceeds from loans from related parties	3,909,000	9,419,000
Payments to loans from related parties	(8,190,000)	(1,322,000)
Proceeds from notes payable	13,500,000	0
Financing costs paid	(1,488,000)	0
Proceeds from issuance of convertible notes	2,000,000	3,700,000
Repayment of convertible notes	(25,000)	0
Proceeds from issuance of Common Stock	15,209,000	0
Proceeds from subscription of Common Stock	2,235,000	0
Repayment of finance lease obligations	(72,000)	(56,000)
Net cash provided by financing activities	27,078,000	11,741,000
Net increase (decrease) in cash, cash equivalents and restricted cash	11,355,000	(148,000)
Cash, cash equivalents and restricted cash at beginning of the period	96,000	244,000
Cash, cash equivalents and restricted cash at end of the period	11,451,000	96,000
Effect of exchange rate changes on cash and cash equivalents	(50,000)	(15,000)
Supplemental disclosure of cash flow information:
Cash paid for interest	259,000	1,000
Cash paid for income taxes	4,000	0
Non-cash investing and financing activities:
Right of use assets acquired under finance leases	19,000	203,000
Write-off of related party receivable	112,000	0
Right of use assets acquired under operating leases	0	43,000
Reclassification of plant, property and equipment from right of use assets acquired under operating leases	32,000	0
Interest added to principal on convertible notes	0	56,000
Derivative liability recognized on issuance of convertible notes	4,447,000	2,468,000
Conversion of convertible note and accrued interest to common stock	18,245,000	0
Derecognition of derivative liability upon conversion of convertible notes	18,246,000	0
Cash, cash equivalents and restricted cash at end of the period
Cash and cash equivalents	7,451,000	96,000
Restricted cash	4,000,000	0
Cash, cash equivalents and restricted cash at end of the period	11,451,000	96,000
Preferred Stock Conversion to Common Stock [Member]
Non-cash investing and financing activities:
Preferred stock conversion to common stock	$ 20,265,000	$ 0